Trade and other receivables	6 Months Ended
Jun. 30, 2023
Trade and other receivables
Trade and other receivables

8Trade and other receivables

	June 30,	December 31,
	2023	2022
	£ 000	£ 000
Government receivables	10,247	10,905
Prepayments	7,669	7,169
Other receivables	1,811	790
	19,727	18,864

Included within Government receivables is £6,422 thousand for the R&D tax credit receivable (December 31, 2022: £7,212 thousand).